Restructuring Liability Account included in Accompanying Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring liability	$ 1,007	$ 1,374	$ 2,200	$ 3,834
Other current liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability	709	730	802
Other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability	$ 298	$ 644	$ 1,398